RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			1 Months Ended						3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 31, 2025	Apr. 01, 2024	Sep. 30, 2025	Jul. 31, 2025	Jul. 31, 2024	Jun. 30, 2022	May 31, 2021	Apr. 30, 2019	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020	Oct. 01, 2025	Jan. 01, 2024	Dec. 31, 2022
Related Party Transaction [Line Items]
Debt Instrument, Face Amount			$ 54,100						$ 54,100	$ 54,100
Proceeds from Convertible Debt										478,000	$ 615,000
Debt Conversion, Converted Instrument, Amount			44,000							62,000		$ 35,000
Stock Issued During Period, Shares, New Issues	2,250,000			2,250,000
Other Short-Term Borrowings			2,866,050						2,866,050	2,866,050		2,421,050	$ 1,765,050
Short-Term Debt												2,421,050	1,765,050
Subsequent Event [Member]
Related Party Transaction [Line Items]
Other Short-Term Borrowings															$ 162,500
Vyoung Trieu [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues														5
[custom:StockIssuedDuringPeriodValueNewIssuest1]														$ 250,000
Other Short-Term Borrowings													50,000
Other Liabilities, Current											50,000		50,000
Vyoung Trieu [Member] | Fall 2019 Note [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Amount								$ 35,000
Vyoung Trieu [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount								250,000
Debt Instrument, Unamortized Discount													0
Proceeds from Convertible Debt								148,000
Autotelic Inc [Member]
Related Party Transaction [Line Items]
Short-Term Debt			435,000						435,000	435,000		600,000	1,400,000
[custom:ShortTermLoan-0]												700,000
Autotelic Inc [Member] | August 2021 Note [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Amount							$ 250,000
Short-Term Debt			$ 2,500,000						2,500,000	$ 2,500,000		2,100,000				$ 1,500,000	$ 120,000
Autotelic Inc [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Operating Costs and Expenses													300,000
Master Service Agreement [Member] | Autotelic Inc [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Operating Costs and Expenses									$ 500		1,500	2,000	12,000
Securities Purchase Agreement [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount	$ 560,000			$ 560,000		$ 340,000						$ 142,000
Stock Issued During Period, Shares, New Issues						7,600,000						7,600,000
Securities Purchase Agreement [Member] | Vyoung Trieu [Member]
Related Party Transaction [Line Items]
Debt Instrument, Unamortized Discount								16,444
Securities Purchase Agreement [Member] | Vyoung Trieu [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount								$ 164,444
Artius Consulting Agreement [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Operating Costs and Expenses											$ 0		0
Term Sheet Agreement [Member] | Steven King [Member]
Related Party Transaction [Line Items]
Repayments of Other Debt		$ 40,000,000
Mosaic Consulting Agreement [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Operating Costs and Expenses													0
Salary and Wage, Officer, Excluding Cost of Good and Service Sold					$ 7,000
Maida Consulting Agreement [Member] | Related Party [Member] | Dr. Maida [Member]
Related Party Transaction [Line Items]
Operating Costs and Expenses													$ 0